Related Party Transactions - Narrative (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands															12 Months Ended
	Dec. 29, 2025 USD ($)	Oct. 29, 2025 $ / shares	Oct. 15, 2025 USD ($)	Jul. 29, 2025 $ / shares	Jun. 25, 2025 USD ($)	May 06, 2025 $ / shares	Oct. 25, 2024 USD ($)	Oct. 25, 2024 EUR (€)	Jul. 18, 2024 USD ($)	Jul. 18, 2024 EUR (€)	Jul. 15, 2024 USD ($)	Jul. 15, 2024 EUR (€)	Oct. 19, 2023 USD ($)	Oct. 19, 2023 EUR (€)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares	Oct. 24, 2024 USD ($)	Oct. 24, 2024 EUR (€)	Dec. 31, 2023 € / shares
Disclosure of transactions between related parties [line items]
Return of capital																$ 51,591
Share premium															$ 865,921	852,282				$ 51,591	€ 47,819
Dividends recognised as distributions (in dollars per share) | $ / shares		$ 0.04		$ 0.04		$ 0.08
Dividends paid	$ 6,391		$ 6,391		$ 12,783											85,069	$ 33,786
Greek federal tax																				$ 155	€ 143
General and administrative expense															130,092	128,930	99,909
Related party recharge for stock-based compensation															6,459	2,830	429
Share Premium
Disclosure of transactions between related parties [line items]
Return of capital							$ (51,591)	€ 47,819								51,591	0
TCI Shadow Shares
Disclosure of transactions between related parties [line items]
General and administrative expense															2,118	3,841	3,147
Related party recharge															9,828	5,891	1,762
Related party recharge, operating activities															3,369	3,061	1,333
Related party recharge for stock-based compensation															$ 6,459	$ 2,830	$ 429
Par value per share (in dollars per share) | (per share)															$ 61.92	$ 41.87	$ 23.48	€ 52.70	€ 40.20			€ 21.25
Titan Cement Company S.A. and Columbus Properties BV.
Disclosure of transactions between related parties [line items]
Dividends declared and paid													$ 33,786	€ 32,000
Titan Cement Company
Disclosure of transactions between related parties [line items]
Dividends declared and paid											$ 80,000	€ 73,450
Columbus Properties BV.
Disclosure of transactions between related parties [line items]
Dividends declared and paid									$ 5,069	€ 4,635